Trade payables	9 Months Ended
Sep. 30, 2021
Trade payables

13 Trade payables

	Note	Sep/2021	Dec/2020
Trade payables:
Domestic market
Third parties		1,299,833	1,077,679
Third parties (forfait)	(i)	377,756	239,512
Total Third Parties		1,677,589	1,317,191

Related parties		195,975	97,900
Related parties (forfait)	(i)	194,790	546,044
Total Related Parties	7	390,765	643,944

Foreign market	(ii)
Third parties		8,453,758	8,023,032

Present value adjustment - foreign market	(iii)	(24,380)	(30,619)
		10,497,732	9,953,548

Current liabilities		10,438,072	9,946,315
Non-current liabilities		59,660	7,233
Total		10,497,732	9,953,548

(i)	The Company participates in a finance programme under which its suppliers may elect to receive early payment of their invoices from a bank by factoring their receivable from the Company. Under the arrangement there is no change in the instruments issued by the supplier and amount and payment terms are maintained.
(ii)	Considers R$4.3 billion (R$4.7 billion on December 31, 2020) in raw material purchases due in up to 360 days for which the Company provides letters of credit issued by financial institutions that indicate the suppliers as beneficiaries.
(iii)	The rate for calculating the Present Value Adjustment (PVA) applied to the external market payments with terms equal to or longer than 90 days is calculated based on the average rate for lengthening the term of trade payables.